Tax - Schedule of components of tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current tax:
Total current tax from continuing operations	£ (154)	£ 38	£ 366
Deferred tax:
Total deferred tax from continuing operations	1,093	783	465
Total tax charge from continuing operations	939	821	831
UK
Current tax:
Corporation tax	9	66	410
Corporate tax adjustment in respect of prior years	(4)	(36)	(36)
Total current tax from continuing operations	5	30	374
Deferred tax:
Deferred tax	642	524	388
Deferred tax adjustment in respect of prior years	(7)	25	43
Total deferred tax from continuing operations	635	549	431
Overseas
Current tax:
Corporation tax	9	47	82
Corporate tax adjustment in respect of prior years	(168)	(39)	(90)
Total current tax from continuing operations	(159)	8	(8)
Deferred tax:
Deferred tax	289	195	(40)
Deferred tax adjustment in respect of prior years	169	39	74
Total deferred tax from continuing operations	£ 458	£ 234	£ 34